UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200
Schwab Investments – Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Investments – Schwab 1000 Index Fund
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
     Registrant’s telephone number, including area code: (415) 636-7000
     Date of fiscal year end: October 31
     Date of reporting period: January 31, 2014

Item 1. Schedule of Investments.

Schwab Investments
Schwab 1000 Index® Fund

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.4%	Common Stock	1,929,671,524	5,902,478,881
0.0%	Rights	5,454	3,356
0.4%	Other Investment Company	24,167,610	24,167,610
0.1%	Short-Term Investment	2,499,804	2,499,812

99.9%	Total Investments	1,956,344,392	5,929,149,659
0.4%	Collateral Invested for Securities on Loan	25,700,243	25,700,243
(0.3%)	Other Assets and Liabilities, Net		(19,081,889)

100.0%	Net Assets		5,935,768,013

	Number	Value
Security	of Shares	($)

Common Stock 99.4% of net assets

Automobiles & Components 1.3%
Allison Transmission Holdings, Inc.	14,000	402,220
Autoliv, Inc.	32,400	2,937,708
BorgWarner, Inc.	74,596	4,005,805
Dana Holding Corp.	50,100	947,892
Delphi Automotive plc	96,700	5,888,063
Ford Motor Co.	1,272,487	19,036,406
General Motors Co. *	359,900	12,985,192
Gentex Corp.	48,772	1,579,725
Harley-Davidson, Inc.	73,892	4,558,397
Johnson Controls, Inc.	218,254	10,065,875
Lear Corp.	26,700	1,931,211
Tesla Motors, Inc. (b)*	26,400	4,789,224
The Goodyear Tire & Rubber Co.	83,100	1,966,146
TRW Automotive Holdings Corp. *	35,300	2,617,495
Visteon Corp. *	17,500	1,417,675

		75,129,034

Banks 3.0%
Associated Banc-Corp.	59,048	972,520
BankUnited, Inc.	16,900	525,590
BB&T Corp.	228,600	8,551,926
BOK Financial Corp.	8,900	571,914
CIT Group, Inc.	68,200	3,174,710
City National Corp.	15,532	1,123,740
Comerica, Inc.	60,628	2,776,762
Commerce Bancshares, Inc.	25,381	1,103,312
Cullen/Frost Bankers, Inc.	11,800	873,436
East West Bancorp, Inc.	50,400	1,686,384
Fifth Third Bancorp	286,884	6,030,302
First Horizon National Corp.	87,376	1,027,542
First Niagara Financial Group, Inc.	118,300	1,022,112
First Republic Bank	40,200	1,950,906
Hancock Holding Co.	28,800	996,480
Hudson City Bancorp, Inc.	146,840	1,327,434
Huntington Bancshares, Inc.	293,798	2,664,748
KeyCorp	298,614	3,810,315
M&T Bank Corp.	40,143	4,476,346
Nationstar Mortgage Holdings, Inc. (b)*	3,000	83,940
New York Community Bancorp, Inc. (b)	149,882	2,426,589
Ocwen Financial Corp. *	38,000	1,677,320
People’s United Financial, Inc.	103,793	1,474,898
Popular, Inc. *	33,700	889,680
Prosperity Bancshares, Inc.	15,900	994,704
Regions Financial Corp.	427,606	4,348,753
Signature Bank *	15,700	1,916,342
SunTrust Banks, Inc.	175,193	6,485,645
SVB Financial Group *	14,900	1,672,227
TFS Financial Corp. *	27,300	313,404
The PNC Financial Services Group, Inc.	172,234	13,758,052
U.S. Bancorp	593,705	23,587,900
Wells Fargo & Co.	1,561,396	70,793,695
Zions Bancorp	63,198	1,816,942

		176,906,570

Capital Goods 8.4%
3M Co.	210,354	26,965,279
A.O. Smith Corp.	25,400	1,199,388
Acuity Brands, Inc.	14,300	1,816,672
AECOM Technology Corp. *	23,500	673,745
AGCO Corp.	33,000	1,759,890
Air Lease Corp.	22,700	714,596
AMETEK, Inc.	81,705	4,037,861
Armstrong World Industries, Inc. *	7,100	395,328
B/E Aerospace, Inc. *	26,800	2,129,796
Carlisle Cos., Inc.	20,736	1,545,454
Caterpillar, Inc.	206,096	19,354,475
Chicago Bridge & Iron Co., N.V.	36,508	2,737,735
CLARCOR, Inc.	17,100	947,682
Colfax Corp. *	27,300	1,644,825
Crane Co.	16,384	1,034,813
Cummins, Inc.	55,792	7,084,468
Danaher Corp.	193,840	14,419,758
Deere & Co.	123,546	10,620,014
Donaldson Co., Inc.	43,500	1,794,810
Dover Corp.	53,237	4,608,195
Eaton Corp. plc	153,801	11,241,315
EMCOR Group, Inc.	21,800	926,718
Emerson Electric Co.	232,828	15,352,678
Fastenal Co.	91,400	4,015,202
Flowserve Corp.	43,023	3,111,854
Fluor Corp.	53,458	4,060,670

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fortune Brands Home & Security, Inc.	52,900	2,383,674
Foster Wheeler AG *	32,400	971,352
Generac Holdings, Inc.	16,900	813,397
General Dynamics Corp.	109,044	11,047,248
General Electric Co.	3,299,302	82,911,459
Graco, Inc.	20,294	1,410,230
HEICO Corp.	18,906	1,006,177
Hexcel Corp. *	33,500	1,396,280
Honeywell International, Inc.	255,399	23,300,051
Hubbell, Inc., Class B	16,932	1,976,472
Huntington Ingalls Industries, Inc.	16,200	1,539,324
IDEX Corp.	28,406	2,045,516
Illinois Tool Works, Inc.	135,904	10,718,749
Ingersoll-Rand plc	90,400	5,314,616
ITT Corp.	30,300	1,240,785
Jacobs Engineering Group, Inc. *	44,056	2,674,640
Joy Global, Inc.	35,708	1,885,025
KBR, Inc.	50,600	1,583,780
Kennametal, Inc.	26,698	1,157,091
L-3 Communications Holdings, Inc.	25,774	2,862,718
Lennox International, Inc.	15,000	1,298,400
Lincoln Electric Holdings, Inc.	29,000	2,006,800
Lockheed Martin Corp.	87,364	13,184,101
Masco Corp.	121,636	2,573,818
MRC Global, Inc. *	26,000	725,920
MSC Industrial Direct Co., Inc., Class A	15,558	1,307,183
Nordson Corp.	18,000	1,247,760
Northrop Grumman Corp.	76,332	8,820,163
Oshkosh Corp.	31,100	1,683,754
Owens Corning *	41,100	1,567,965
PACCAR, Inc.	109,489	6,131,384
Pall Corp.	36,233	2,902,263
Parker Hannifin Corp.	48,553	5,504,454
Pentair Ltd.	62,995	4,682,418
Precision Castparts Corp.	47,601	12,126,355
Quanta Services, Inc. *	72,100	2,247,357
Raytheon Co.	101,890	9,686,682
Regal-Beloit Corp.	14,400	1,066,896
Rockwell Automation, Inc.	42,649	4,897,811
Rockwell Collins, Inc.	40,653	3,071,741
Roper Industries, Inc.	32,591	4,472,789
Sensata Technologies Holding N.V. *	41,500	1,553,760
Snap-on, Inc.	19,750	1,977,963
Spirit AeroSystems Holdings, Inc., Class A *	37,400	1,268,234
SPX Corp.	17,314	1,723,955
Stanley Black & Decker, Inc.	47,541	3,679,673
Teledyne Technologies, Inc. *	12,600	1,157,562
Terex Corp.	37,282	1,528,562
Textron, Inc.	94,538	3,356,099
The Babcock & Wilcox Co.	39,500	1,354,060
The Boeing Co.	224,889	28,169,596
The Manitowoc Co., Inc.	43,400	1,234,730
The Middleby Corp. *	6,100	1,504,138
The Timken Co.	28,594	1,610,700
The Toro Co.	19,200	1,216,512
TransDigm Group, Inc.	15,200	2,538,856
Trinity Industries, Inc.	26,900	1,566,387
Triumph Group, Inc.	16,900	1,156,298
United Rentals, Inc. *	31,467	2,546,939
United Technologies Corp.	270,303	30,819,948
URS Corp.	27,500	1,380,500
USG Corp. *	29,200	893,520
Valmont Industries, Inc.	7,600	1,112,488
W.W. Grainger, Inc.	19,476	4,566,733
WABCO Holdings, Inc. *	22,100	1,905,462
Wabtec Corp.	32,600	2,406,206
Watsco, Inc.	9,700	917,814
WESCO International, Inc. *	14,400	1,194,624
Woodward, Inc.	19,950	854,858
Xylem, Inc.	62,800	2,095,008

		500,929,004

Commercial & Professional Supplies 0.9%
Cintas Corp.	33,310	1,901,002
Clean Harbors, Inc. *	16,200	908,496
Copart, Inc. *	36,074	1,236,617
Covanta Holding Corp.	43,200	777,600
Equifax, Inc.	41,200	2,886,472
IHS, Inc., Class A *	20,000	2,268,200
Iron Mountain, Inc.	57,693	1,523,672
KAR Auction Services, Inc.	44,400	1,235,208
Manpowergroup, Inc.	27,791	2,164,919
Nielsen Holdings N.V.	82,100	3,472,009
Pitney Bowes, Inc. (b)	67,841	1,708,236
Republic Services, Inc.	81,681	2,616,242
Robert Half International, Inc.	48,591	2,030,132
Rollins, Inc.	21,900	631,158
Stericycle, Inc. *	28,898	3,382,800
The ADT Corp.	69,400	2,084,776
The Dun & Bradstreet Corp.	13,625	1,498,750
Towers Watson & Co., Class A	20,900	2,443,628
Tyco International Ltd.	141,700	5,737,433
Verisk Analytics, Inc., Class A *	47,800	3,052,508
Waste Connections, Inc.	37,900	1,549,352
Waste Management, Inc.	142,677	5,961,045

		51,070,255

Consumer Durables & Apparel 1.4%
Brunswick Corp.	29,300	1,214,778
Carter’s, Inc.	17,300	1,163,425
Coach, Inc.	91,330	4,373,794
D.R. Horton, Inc.	94,597	2,221,138
Fossil Group, Inc. *	17,900	2,001,757
Garmin Ltd. (b)	39,886	1,796,864
Hanesbrands, Inc.	33,000	2,347,620
Harman International Industries, Inc.	23,797	2,461,324
Hasbro, Inc.	40,125	1,970,940
Jarden Corp. *	32,850	1,985,782
Leggett & Platt, Inc.	46,944	1,409,259
Lennar Corp., Class A	54,675	2,195,748
Mattel, Inc.	115,197	4,359,054
Michael Kors Holdings Ltd. *	54,600	4,364,178
Mohawk Industries, Inc. *	19,439	2,763,837
Newell Rubbermaid, Inc.	98,426	3,041,363
NIKE, Inc., Class B	242,256	17,648,350
NVR, Inc. *	1,398	1,612,467
Polaris Industries, Inc.	21,500	2,691,800

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PulteGroup, Inc.	114,499	2,326,620
PVH Corp.	25,514	3,083,877
Ralph Lauren Corp.	20,295	3,184,083
Toll Brothers, Inc. *	50,000	1,837,500
Tupperware Brands Corp.	13,400	1,050,024
Under Armour, Inc., Class A *	25,000	2,702,750
VF Corp.	108,328	6,331,772
Whirlpool Corp.	26,115	3,481,129

		85,621,233

Consumer Services 2.0%
Apollo Group, Inc., Class A *	30,371	980,680
Bloomin’ Brands, Inc. *	6,000	137,820
Brinker International, Inc.	27,400	1,325,064
Carnival Corp.	133,360	5,226,378
Chipotle Mexican Grill, Inc. *	9,283	5,123,845
Darden Restaurants, Inc.	44,865	2,218,126
Domino’s Pizza, Inc.	18,600	1,313,346
Dunkin’ Brands Group, Inc.	34,500	1,605,285
Graham Holdings Co., Class B	1,654	1,035,503
H&R Block, Inc.	84,898	2,580,899
Hyatt Hotels Corp., Class A *	20,200	965,358
International Game Technology	81,126	1,170,648
Las Vegas Sands Corp.	125,563	9,608,081
Life Time Fitness, Inc. *	14,400	592,704
Marriott International, Inc., Class A	73,075	3,602,597
McDonald’s Corp.	323,736	30,486,219
MGM Resorts International *	121,387	2,956,987
Panera Bread Co., Class A *	8,600	1,454,002
Penn National Gaming, Inc. *	22,660	265,802
Royal Caribbean Cruises Ltd.	48,091	2,385,314
Service Corp. International	77,500	1,371,750
Six Flags Entertainment Corp.	30,200	1,083,878
Sotheby’s	23,000	1,102,160
Starbucks Corp.	243,327	17,305,416
Starwood Hotels & Resorts Worldwide, Inc.	65,342	4,881,701
Weight Watchers International, Inc. (b)	9,029	244,054
Wyndham Worldwide Corp.	45,017	3,193,506
Wynn Resorts Ltd.	27,042	5,879,472
Yum! Brands, Inc.	145,076	9,741,853

		119,838,448

Diversified Financials 7.7%
Affiliated Managers Group, Inc. *	16,259	3,239,443
American Capital Ltd. *	78,300	1,222,263
American Express Co.	299,877	25,495,542
Ameriprise Financial, Inc.	63,757	6,735,289
Ares Capital Corp.	84,200	1,491,182
Bank of America Corp.	3,490,541	58,466,562
Berkshire Hathaway, Inc., Class B *	583,112	65,075,299
BlackRock, Inc.	40,865	12,278,707
Capital One Financial Corp.	193,353	13,652,655
CBOE Holdings, Inc.	30,600	1,591,812
Citigroup, Inc.	987,956	46,858,753
CME Group, Inc.	99,880	7,467,029
Credit Acceptance Corp. *	3,200	445,376
Discover Financial Services	160,524	8,612,113
E*TRADE Financial Corp. *	86,290	1,727,526
Eaton Vance Corp.	39,084	1,487,928
Federated Investors, Inc., Class B (b)	30,600	822,834
Franklin Resources, Inc.	134,658	7,003,563
IntercontinentalExchange Group, Inc.	38,210	7,977,866
Invesco Ltd.	143,790	4,781,017
JPMorgan Chase & Co.	1,216,778	67,360,830
Lazard Ltd., Class A	40,900	1,748,884
Legg Mason, Inc.	42,314	1,791,998
Leucadia National Corp.	101,178	2,765,195
LPL Financial Holdings, Inc.	26,200	1,402,486
Moody’s Corp.	66,426	4,954,051
Morgan Stanley	455,048	13,428,466
MSCI, Inc. *	40,550	1,732,296
Northern Trust Corp.	74,276	4,472,901
Prospect Capital Corp.	59,600	647,852
Raymond James Financial, Inc.	34,749	1,769,072
SEI Investments Co.	42,148	1,435,561
SLM Corp.	136,624	3,109,562
State Street Corp.	144,850	9,697,707
T. Rowe Price Group, Inc.	85,950	6,741,918
TD Ameritrade Holding Corp.	71,931	2,247,844
The Bank of New York Mellon Corp.	372,696	11,911,364
The Charles Schwab Corp. (a)	367,065	9,110,553
The Goldman Sachs Group, Inc.	135,332	22,210,688
The McGraw Hill Financial, Inc.	84,736	6,443,325
The NASDAQ OMX Group, Inc.	43,337	1,653,307
Waddell & Reed Financial, Inc., Class A	29,000	1,879,780

		454,948,399

Energy 9.5%
Anadarko Petroleum Corp.	163,048	13,156,343
Apache Corp.	129,500	10,393,670
Atwood Oceanics, Inc. *	18,900	895,860
Baker Hughes, Inc.	143,606	8,133,844
Cabot Oil & Gas Corp.	129,296	5,169,254
Cameron International Corp. *	80,600	4,833,582
Cheniere Energy, Inc. *	73,100	3,212,014
Chesapeake Energy Corp.	153,097	4,119,840
Chevron Corp.	625,237	69,795,206
Cimarex Energy Co.	29,115	2,852,688
Cobalt International Energy, Inc. *	89,900	1,471,663
Concho Resources, Inc. *	35,500	3,471,545
ConocoPhillips	397,266	25,802,427
CONSOL Energy, Inc.	77,098	2,879,610
Continental Resources, Inc. *	12,900	1,421,580
Core Laboratories N.V.	15,900	2,844,828
CVR Energy, Inc.	4,300	159,487
Denbury Resources, Inc. *	108,108	1,737,296
Devon Energy Corp.	123,082	7,288,916
Diamond Offshore Drilling, Inc.	23,629	1,146,952
Dresser-Rand Group, Inc. *	25,600	1,459,200
Dril-Quip, Inc. *	11,500	1,156,440
Energen Corp.	24,496	1,732,357
Energy XXI (Bermuda) Ltd.	26,000	596,700
Ensco plc, Class A	76,000	3,828,120
EOG Resources, Inc.	89,452	14,781,048

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
EQT Corp.	50,800	4,714,748
Exxon Mobil Corp.	1,423,063	131,149,486
FMC Technologies, Inc. *	72,568	3,587,762
Gulfport Energy Corp. *	25,100	1,529,845
Halliburton Co.	268,988	13,183,102
Helix Energy Solutions Group, Inc. *	32,100	654,519
Helmerich & Payne, Inc.	36,392	3,203,952
Hess Corp.	96,523	7,286,521
HollyFrontier Corp.	65,300	3,023,390
Kinder Morgan, Inc.	218,117	7,418,159
Kosmos Energy Ltd. *	15,000	155,100
Laredo Petroleum, Inc. *	6,000	148,440
Marathon Oil Corp.	231,396	7,587,475
Marathon Petroleum Corp.	96,100	8,365,505
McDermott International, Inc. *	78,212	652,288
Murphy Oil Corp.	51,144	2,895,262
Nabors Industries Ltd.	97,788	1,670,219
National Oilwell Varco, Inc.	140,626	10,548,356
Newfield Exploration Co. *	45,066	1,116,285
Noble Corp. plc	85,800	2,662,374
Noble Energy, Inc.	119,322	7,437,340
Oasis Petroleum, Inc. *	28,800	1,204,128
Occidental Petroleum Corp.	259,716	22,743,330
Oceaneering International, Inc.	36,800	2,507,920
Oil States International, Inc. *	17,400	1,634,730
Pacific Drilling S.A. *	14,000	140,700
Patterson-UTI Energy, Inc.	52,521	1,349,265
Peabody Energy Corp.	92,121	1,570,663
Phillips 66	197,200	14,413,348
Pioneer Natural Resources Co.	44,411	7,519,671
QEP Resources, Inc.	60,200	1,859,578
Range Resources Corp.	55,128	4,751,482
Rosetta Resources, Inc. *	18,000	766,980
Rowan Cos. plc, Class A *	42,483	1,332,692
RPC, Inc. (b)	21,900	372,957
SandRidge Energy, Inc. (b)*	106,534	655,184
Schlumberger Ltd.	427,447	37,431,534
SM Energy Co.	21,713	1,796,968
Southwestern Energy Co. *	118,088	4,805,001
Spectra Energy Corp.	221,121	7,949,300
Superior Energy Services, Inc.	53,947	1,275,307
Targa Resources Corp.	9,400	848,726
Teekay Corp.	8,000	433,360
Tesoro Corp.	39,812	2,051,114
The Williams Cos., Inc.	221,921	8,985,581
Tidewater, Inc.	17,668	916,086
Transocean Ltd.	113,100	4,894,968
Ultra Petroleum Corp. (b)*	51,912	1,243,292
Unit Corp. *	14,100	704,577
Valero Energy Corp.	171,420	8,759,562
Weatherford International Ltd. *	257,900	3,491,966
Western Refining, Inc.	18,800	735,268
Whiting Petroleum Corp. *	39,800	2,323,524
World Fuel Services Corp.	24,500	1,046,640
WPX Energy, Inc. *	66,800	1,272,540

		567,118,540

Food & Staples Retailing 2.0%
Costco Wholesale Corp.	141,959	15,950,513
CVS Caremark Corp.	386,911	26,201,613
PriceSmart, Inc.	6,200	563,580
Safeway, Inc.	81,297	2,539,718
Sysco Corp.	193,130	6,775,001
The Fresh Market, Inc. *	13,900	485,944
The Kroger Co.	169,113	6,104,979
United Natural Foods, Inc. *	16,600	1,121,662
Wal-Mart Stores, Inc.	529,327	39,530,141
Walgreen Co.	276,569	15,861,232
Whole Foods Market, Inc.	116,632	6,095,188

		121,229,571

Food, Beverage & Tobacco 4.7%
Altria Group, Inc.	649,205	22,865,000
Archer-Daniels-Midland Co.	219,605	8,670,005
Beam, Inc.	52,828	4,400,572
Brown-Forman Corp., Class B	51,480	3,963,960
Bunge Ltd.	49,492	3,749,514
Campbell Soup Co.	60,958	2,512,079
Coca-Cola Enterprises, Inc.	80,672	3,492,291
ConAgra Foods, Inc.	136,097	4,326,524
Constellation Brands, Inc., Class A *	51,132	3,920,290
Dean Foods Co. *	30,300	478,740
Dr Pepper Snapple Group, Inc.	67,720	3,242,434
Flowers Foods, Inc.	56,925	1,192,579
General Mills, Inc.	206,800	9,930,536
Green Mountain Coffee Roasters, Inc. (b)	40,400	3,272,400
Hillshire Brands Co.	40,400	1,439,048
Hormel Foods Corp.	46,894	2,130,863
Ingredion, Inc.	25,800	1,607,340
Kellogg Co.	79,931	4,634,399
Kraft Foods Group, Inc.	193,900	10,150,665
Lorillard, Inc.	119,200	5,867,024
McCormick & Co., Inc. - Non Voting Shares	44,954	2,885,148
Mead Johnson Nutrition Co.	65,800	5,059,362
Molson Coors Brewing Co., Class B	53,572	2,820,030
Mondelez International, Inc., Class A	573,564	18,784,221
Monster Beverage Corp. *	46,600	3,164,140
PepsiCo, Inc.	500,385	40,210,939
Philip Morris International, Inc.	524,365	40,973,881
Pilgrim’s Pride Corp. *	15,000	250,950
Reynolds American, Inc.	99,768	4,838,748
Seaboard Corp. *	105	267,750
The Coca-Cola Co.	1,226,248	46,376,699
The Hain Celestial Group, Inc. *	14,700	1,350,783
The Hershey Co.	48,764	4,847,142
The JM Smucker Co.	35,801	3,450,858
Tyson Foods, Inc., Class A	80,359	3,005,427
WhiteWave Foods Co., Class A *	44,979	1,088,942

		281,221,283

Health Care Equipment & Services 4.3%
Abbott Laboratories	502,046	18,405,006
Aetna, Inc.	119,034	8,133,593
Align Technology, Inc. *	23,400	1,390,428
AmerisourceBergen Corp.	76,520	5,143,674

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
athenahealth, Inc. *	12,000	1,768,800
Baxter International, Inc.	176,925	12,083,978
Becton, Dickinson & Co.	61,565	6,656,408
Boston Scientific Corp. *	409,107	5,535,218
Brookdale Senior Living, Inc. *	34,900	958,354
C.R. Bard, Inc.	25,600	3,317,504
Cardinal Health, Inc.	111,710	7,598,514
CareFusion Corp. *	76,400	3,114,828
Centene Corp. *	17,100	1,036,260
Cerner Corp. *	98,504	5,603,893
Cigna Corp.	92,754	8,005,598
Community Health Systems, Inc. *	35,624	1,475,204
Covidien plc	153,400	10,468,016
DaVita HealthCare Partners, Inc. *	53,450	3,470,509
DENTSPLY International, Inc.	48,100	2,219,334
Edwards Lifesciences Corp. *	38,792	2,526,135
Express Scripts Holding Co. *	265,389	19,821,904
Haemonetics Corp. *	16,900	640,341
HCA Holdings, Inc. *	96,700	4,861,109
HealthSouth Corp.	31,300	974,056
Henry Schein, Inc. *	28,319	3,253,570
HMS Holdings Corp. *	28,900	665,567
Hologic, Inc. *	89,470	1,911,079
Humana, Inc.	51,991	5,058,724
IDEXX Laboratories, Inc. *	19,098	2,182,138
Intuitive Surgical, Inc. *	13,095	5,337,260
Laboratory Corp. of America Holdings *	25,722	2,310,607
McKesson Corp.	74,047	12,914,537
MEDNAX, Inc. *	33,308	1,853,257
Medtronic, Inc.	318,168	17,995,582
Omnicare, Inc.	28,533	1,782,171
Patterson Cos., Inc.	29,800	1,190,808
Quest Diagnostics, Inc.	50,447	2,648,468
ResMed, Inc. (b)	49,616	2,163,754
Sirona Dental Systems, Inc. *	18,900	1,359,666
St. Jude Medical, Inc.	92,555	5,620,865
Stryker Corp.	95,554	7,414,990
Teleflex, Inc.	13,846	1,296,539
Tenet Healthcare Corp. *	36,925	1,698,919
The Cooper Cos., Inc.	16,200	2,013,336
UnitedHealth Group, Inc.	325,692	23,541,018
Universal Health Services, Inc., Class B	27,874	2,286,226
Varian Medical Systems, Inc. *	31,371	2,550,776
WellPoint, Inc.	95,323	8,197,778
Zimmer Holdings, Inc.	51,812	4,868,774

		257,325,073

Household & Personal Products 2.0%
Avon Products, Inc.	146,436	2,180,432
Church & Dwight Co., Inc.	44,094	2,847,591
Colgate-Palmolive Co.	280,654	17,184,444
Energizer Holdings, Inc.	19,900	1,880,550
Herbalife Ltd. (b)	27,018	1,739,149
Kimberly-Clark Corp.	125,604	13,737,309
Nu Skin Enterprises, Inc., Class A	18,400	1,566,760
Spectrum Brands Holdings, Inc.	5,000	376,250
The Clorox Co.	41,725	3,683,066
The Estee Lauder Cos., Inc., Class A	81,468	5,600,110
The Procter & Gamble Co.	888,719	68,093,650

		118,889,311

Insurance 3.2%
ACE Ltd.	108,600	10,187,766
Aflac, Inc.	149,213	9,367,592
Alleghany Corp. *	5,786	2,154,301
Allied World Assurance Co. Holdings AG	13,000	1,337,960
American Financial Group, Inc.	26,205	1,439,179
American International Group, Inc.	481,976	23,115,569
Aon plc	98,503	7,925,551
Arch Capital Group Ltd. *	34,000	1,829,540
Arthur J. Gallagher & Co.	38,520	1,780,780
Aspen Insurance Holdings Ltd.	23,200	902,480
Assurant, Inc.	24,592	1,607,087
Assured Guaranty Ltd.	62,000	1,311,300
Axis Capital Holdings Ltd.	37,362	1,682,037
Brown & Brown, Inc.	39,476	1,243,099
Cincinnati Financial Corp.	49,617	2,403,944
CNA Financial Corp.	9,150	359,412
CNO Financial Group, Inc.	74,300	1,258,642
Erie Indemnity Co., Class A	8,285	581,358
Everest Re Group Ltd.	16,120	2,333,531
Fidelity National Financial, Inc., Class A	74,569	2,351,906
First American Financial Corp.	34,900	904,608
Genworth Financial, Inc., Class A *	166,939	2,462,350
Hartford Financial Services Group, Inc.	140,595	4,674,784
HCC Insurance Holdings, Inc.	31,057	1,332,656
Lincoln National Corp.	78,859	3,787,598
Loews Corp.	92,958	4,144,997
Markel Corp. *	4,047	2,181,900
Marsh & McLennan Cos., Inc.	182,920	8,361,273
MetLife, Inc.	362,844	17,797,498
Old Republic International Corp.	86,909	1,357,519
PartnerRe Ltd.	13,009	1,277,094
Principal Financial Group, Inc.	79,809	3,477,278
ProAssurance Corp.	20,800	966,368
Protective Life Corp.	28,200	1,382,082
Prudential Financial, Inc.	151,497	12,784,832
Reinsurance Group of America, Inc.	25,110	1,874,964
RenaissanceRe Holdings Ltd.	14,407	1,306,859
The Allstate Corp.	149,198	7,638,938
The Chubb Corp.	82,112	6,941,748
The Progressive Corp.	180,142	4,186,500
The Travelers Cos., Inc.	118,647	9,643,628
Torchmark Corp.	32,365	2,432,230
Unum Group	88,014	2,834,051
Validus Holdings Ltd.	33,709	1,210,827
W. R. Berkley Corp.	37,725	1,462,221
White Mountains Insurance Group Ltd.	1,813	1,023,801
Willis Group Holdings plc	56,600	2,437,196
XL Group plc	98,667	2,835,690

		187,894,524

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 3.7%
Air Products & Chemicals, Inc.	66,478	6,989,497
Airgas, Inc.	21,451	2,214,601
Albemarle Corp.	20,300	1,302,854
Alcoa, Inc.	361,920	4,165,699
Allegheny Technologies, Inc.	36,152	1,136,619
Allied Nevada Gold Corp. *	30,400	149,264
AptarGroup, Inc.	22,500	1,435,500
Ashland, Inc.	23,300	2,162,473
Avery Dennison Corp.	21,660	1,067,188
Ball Corp.	49,376	2,527,557
Bemis Co., Inc.	35,049	1,349,737
Cabot Corp.	21,716	1,056,918
Carpenter Technology Corp.	15,000	871,650
Celanese Corp., Series A	53,043	2,686,098
CF Industries Holdings, Inc.	18,512	4,273,680
Chemtura Corp. *	32,000	802,560
Cliffs Natural Resources, Inc. (b)	48,600	938,952
Compass Minerals International, Inc.	11,200	880,544
Crown Holdings, Inc. *	39,776	1,634,794
Cytec Industries, Inc.	13,500	1,214,595
Domtar Corp.	10,400	1,117,064
E.I. du Pont de Nemours & Co.	299,517	18,273,532
Eagle Materials, Inc.	15,200	1,197,000
Eastman Chemical Co.	51,762	4,035,365
Ecolab, Inc.	86,028	8,649,255
FMC Corp.	43,504	3,072,688
Freeport-McMoRan Copper & Gold, Inc.	337,457	10,936,981
Graphic Packaging Holding Co. *	25,000	237,500
Greif, Inc., Class A	10,500	531,615
Huntsman Corp.	64,700	1,418,224
International Flavors & Fragrances, Inc.	27,508	2,384,393
International Paper Co.	144,607	6,903,538
Kronos Worldwide, Inc.	7,500	116,100
Louisiana-Pacific Corp. *	45,300	794,109
LyondellBasell Industries N.V., Class A	145,200	11,435,952
Martin Marietta Materials, Inc.	15,549	1,694,996
MeadWestvaco Corp.	58,683	2,116,696
Monsanto Co.	173,234	18,458,083
NewMarket Corp.	3,600	1,205,496
Newmont Mining Corp.	162,928	3,519,245
Nucor Corp.	103,076	4,983,725
Owens-Illinois, Inc. *	55,877	1,790,299
Packaging Corp. of America	33,230	2,146,658
PPG Industries, Inc.	46,206	8,426,126
Praxair, Inc.	94,628	11,802,004
Reliance Steel & Aluminum Co.	25,122	1,757,284
Rock-Tenn Co., Class A	23,985	2,433,998
Rockwood Holdings, Inc.	26,200	1,795,486
Royal Gold, Inc.	21,800	1,219,492
RPM International, Inc.	44,600	1,769,282
Sealed Air Corp.	65,302	2,036,769
Sigma-Aldrich Corp.	38,908	3,617,277
Silgan Holdings, Inc.	16,700	765,361
Sonoco Products Co.	33,970	1,405,679
Steel Dynamics, Inc.	74,400	1,227,600
The Dow Chemical Co.	393,156	17,892,530
The Mosaic Co.	110,395	4,930,241
The Scotts Miracle-Gro Co., Class A	14,668	871,133
The Sherwin-Williams Co.	27,690	5,074,469
The Valspar Corp.	27,446	1,928,905
United States Steel Corp. (b)	48,968	1,278,554
Vulcan Materials Co.	43,925	2,711,490
W.R. Grace & Co. *	24,900	2,348,568
Walter Energy, Inc. (b)	21,200	240,832
Westlake Chemical Corp.	7,000	850,780

		222,263,154

Media 3.7%
AMC Networks, Inc., Class A *	19,500	1,256,580
Cablevision Systems Corp., Class A	75,110	1,204,764
CBS Corp., Class B - Non Voting Shares	179,605	10,546,406
Charter Communications, Inc., Class A *	21,500	2,945,500
Cinemark Holdings, Inc.	34,600	1,014,126
Clear Channel Outdoor Holdings, Inc., Class A	14,500	137,025
Comcast Corp., Class A	846,623	46,098,622
DIRECTV *	159,225	11,054,992
Discovery Communications, Inc., Class A *	73,300	5,847,874
DISH Network Corp., Class A *	67,372	3,798,433
Gannett Co., Inc.	73,854	2,033,201
John Wiley & Sons, Inc., Class A	15,480	838,087
Lamar Advertising Co., Class A *	20,370	991,204
Liberty Global plc, Class A *	121,666	9,724,763
Liberty Media Corp., Class A *	33,546	4,414,318
Morningstar, Inc.	8,150	629,180
News Corp., Class A *	161,082	2,570,869
Omnicom Group, Inc.	84,688	6,146,655
Regal Entertainment Group, Class A (b)	15,000	292,500
Scripps Networks Interactive, Class A	35,400	2,567,208
Sirius XM Holdings, Inc. *	952,200	3,408,876
The Interpublic Group of Cos., Inc.	143,264	2,338,068
The Madison Square Garden Co., Class A *	20,800	1,207,024
The Walt Disney Co.	531,060	38,560,267
Time Warner Cable, Inc.	90,836	12,105,714
Time Warner, Inc.	294,180	18,483,329
Twenty-First Century Fox, Inc.	637,828	20,295,687
Viacom Inc., Class B	131,746	10,816,347

		221,327,619

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
AbbVie, Inc.	516,646	25,434,483
Actavis plc *	56,224	10,625,211
Agilent Technologies, Inc.	107,031	6,223,853
Alexion Pharmaceuticals, Inc. *	65,400	10,380,942
Alkermes plc *	41,300	2,010,484
Allergan, Inc.	98,962	11,341,045
Amgen, Inc.	244,902	29,131,093
ARIAD Pharmaceuticals, Inc. (b)*	52,500	387,975

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bio-Rad Laboratories, Inc., Class A *	6,900	877,128
Biogen Idec, Inc. *	76,455	23,902,891
BioMarin Pharmaceutical, Inc. *	45,900	3,161,592
Bristol-Myers Squibb Co.	534,739	26,720,908
Bruker Corp. *	31,600	643,060
Celgene Corp. *	134,020	20,361,659
Cepheid, Inc. *	21,800	1,152,348
Covance, Inc. *	17,300	1,635,888
Cubist Pharmaceuticals, Inc. *	20,900	1,527,581
Eli Lilly & Co.	326,671	17,643,501
Endo Health Solutions, Inc. *	39,728	2,617,281
Forest Laboratories, Inc. *	79,346	5,260,640
Gilead Sciences, Inc. *	498,244	40,183,379
Hospira, Inc. *	56,040	2,466,320
Illumina, Inc. *	41,300	6,277,600
Incyte Corp. *	42,900	2,810,808
Jazz Pharmaceuticals plc *	15,300	2,320,398
Johnson & Johnson	914,287	80,886,971
Mallinckrodt plc *	19,175	1,108,890
Medivation, Inc. *	24,300	1,934,280
Merck & Co., Inc.	948,118	50,221,810
Mettler-Toledo International, Inc. *	10,700	2,635,410
Mylan, Inc. *	122,300	5,553,643
Myriad Genetics, Inc. (b)*	26,600	734,958
PerkinElmer, Inc.	38,500	1,678,600
Perrigo Co. plc	41,500	6,459,890
Pfizer, Inc.	2,114,851	64,291,470
Pharmacyclics, Inc. *	21,600	2,874,312
Regeneron Pharmaceuticals, Inc. *	24,500	7,070,455
Salix Pharmaceuticals Ltd. *	20,500	1,995,470
Seattle Genetics, Inc. *	33,600	1,507,296
Techne Corp.	12,563	1,141,600
Thermo Fisher Scientific, Inc.	116,698	13,436,608
United Therapeutics Corp. *	17,800	1,826,636
Vertex Pharmaceuticals, Inc. *	73,212	5,786,676
Waters Corp. *	27,700	2,999,079

		509,242,122

Real Estate 2.8%
Alexandria Real Estate Equities, Inc.	21,100	1,479,743
American Campus Communities, Inc.	31,200	1,084,512
American Tower Corp.	127,089	10,278,958
Apartment Investment & Management Co., Class A	49,418	1,382,222
AvalonBay Communities, Inc.	38,349	4,736,102
BioMed Realty Trust, Inc.	72,300	1,410,573
Boston Properties, Inc.	50,205	5,426,658
BRE Properties, Inc.	25,624	1,514,378
Camden Property Trust	26,864	1,660,733
CBL & Associates Properties, Inc.	50,400	856,296
CBRE Group, Inc., Class A *	102,237	2,713,370
Corrections Corp. of America	38,004	1,275,794
DDR Corp.	109,000	1,708,030
Digital Realty Trust, Inc. (b)	41,400	2,110,986
Douglas Emmett, Inc.	47,600	1,210,468
Duke Realty Corp.	104,537	1,642,276
EPR Properties	16,500	842,820
Equity Lifestyle Properties, Inc.	27,800	1,092,818
Equity One, Inc.	20,300	459,998
Equity Residential	107,872	5,973,951
Essex Property Trust, Inc.	11,817	1,871,458
Extra Space Storage, Inc.	32,100	1,465,686
Federal Realty Investment Trust	21,596	2,353,964
Forest City Enterprises, Inc., Class A *	47,200	858,568
General Growth Properties, Inc.	179,500	3,615,130
HCP, Inc.	151,580	5,934,357
Health Care REIT, Inc.	92,421	5,353,024
Healthcare Trust of America, Inc., Class A	56,200	603,026
Highwoods Properties, Inc.	24,700	917,358
Home Properties, Inc.	16,400	914,300
Hospitality Properties Trust	41,981	1,078,912
Host Hotels & Resorts, Inc.	240,139	4,416,156
Jones Lang LaSalle, Inc.	14,800	1,691,048
Kilroy Realty Corp.	23,300	1,230,240
Kimco Realty Corp.	138,331	2,892,501
LaSalle Hotel Properties	28,500	876,660
Liberty Property Trust	55,504	2,020,346
Mack-Cali Realty Corp.	29,247	591,667
Mid-America Apartment Communities, Inc.	23,900	1,542,506
National Retail Properties, Inc.	35,200	1,168,640
Omega Healthcare Investors, Inc.	35,100	1,121,094
Piedmont Office Realty Trust, Inc., Class A	58,800	980,196
Plum Creek Timber Co., Inc.	54,798	2,360,150
Post Properties, Inc.	18,100	849,433
Prologis, Inc.	161,980	6,278,345
Public Storage	47,109	7,423,907
Rayonier, Inc.	41,734	1,847,147
Realogy Holdings Corp. *	53,950	2,458,502
Realty Income Corp. (b)	63,300	2,581,374
Regency Centers Corp.	30,582	1,472,218
Retail Properties of America, Inc., Class A	59,000	778,210
RLJ Lodging Trust	34,900	871,802
Senior Housing Properties Trust	55,300	1,245,356
Simon Property Group, Inc.	102,850	15,925,294
SL Green Realty Corp.	29,251	2,742,866
Tanger Factory Outlet Centers, Inc.	30,900	1,031,442
Taubman Centers, Inc.	19,800	1,287,396
The Geo Group, Inc.	23,300	780,084
The Howard Hughes Corp. *	9,200	1,147,884
The Macerich Co.	44,845	2,538,227
UDR, Inc.	85,262	2,075,277
Ventas, Inc.	92,729	5,785,362
Vornado Realty Trust REIT	57,334	5,264,981
Weingarten Realty Investors	40,802	1,182,850
Weyerhaeuser Co.	196,450	5,869,926
WP Carey, Inc.	18,700	1,104,796

		167,260,352

Retailing 4.4%
Aaron’s, Inc.	25,700	691,073
Abercrombie & Fitch Co., Class A	18,919	669,354
Advance Auto Parts, Inc.	24,622	2,826,852
Amazon.com, Inc. *	119,941	43,021,637
American Eagle Outfitters, Inc.	55,385	749,359

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ascena Retail Group, Inc. *	45,800	859,208
AutoNation, Inc. *	20,866	1,030,572
AutoZone, Inc. *	11,333	5,610,515
Bed Bath & Beyond, Inc. *	70,120	4,477,162
Best Buy Co., Inc.	86,026	2,025,052
Cabela’s, Inc. *	15,100	1,009,586
CarMax, Inc. *	66,800	3,013,348
Chico’s FAS, Inc.	54,500	904,700
CST Brands, Inc.	20,480	653,926
Dick’s Sporting Goods, Inc.	32,800	1,722,000
Dillard’s, Inc., Class A	11,200	977,760
Dollar General Corp. *	97,900	5,513,728
Dollar Tree, Inc. *	72,524	3,663,913
DSW, Inc., Class A	19,600	737,940
Expedia, Inc.	32,204	2,092,616
Family Dollar Stores, Inc.	32,860	2,031,405
Foot Locker, Inc.	50,909	1,965,087
GameStop Corp., Class A	40,000	1,402,800
Genuine Parts Co.	46,730	3,843,543
GNC Holdings, Inc., Class A	26,800	1,369,748
Groupon, Inc. *	120,700	1,262,522
Guess?, Inc.	22,800	639,540
HSN, Inc.	13,700	750,349
J.C. Penney Co., Inc. (b)*	48,622	287,842
Kohl’s Corp.	62,565	3,167,666
L Brands, Inc.	78,823	4,127,172
Liberty Interactive Corp., Class A *	153,908	4,110,883
LKQ Corp. *	99,600	2,696,172
Lowe’s Cos., Inc.	335,436	15,527,332
Macy’s, Inc.	123,376	6,563,603
Netflix, Inc. *	18,800	7,695,404
Nordstrom, Inc.	50,600	2,906,970
O’Reilly Automotive, Inc. *	36,166	4,737,023
Penske Automotive Group, Inc.	15,300	656,523
PetSmart, Inc.	34,595	2,179,485
Pier 1 Imports, Inc.	35,400	676,494
Priceline.com, Inc. *	16,546	18,943,350
Ross Stores, Inc.	71,412	4,849,589
Sally Beauty Holdings, Inc. *	53,200	1,509,816
Sears Holdings Corp. (b)*	13,094	476,229
Signet Jewelers Ltd.	26,900	2,139,895
Staples, Inc.	216,770	2,852,693
Target Corp.	199,562	11,303,192
The Gap, Inc.	89,555	3,410,254
The Home Depot, Inc.	457,835	35,184,620
The TJX Cos., Inc.	233,190	13,375,778
Tiffany & Co.	39,273	3,267,121
Tractor Supply Co.	45,200	3,006,252
TripAdvisor, Inc. *	37,200	2,871,468
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	1,705,629
Urban Outfitters, Inc. *	37,796	1,353,853
Williams-Sonoma, Inc.	29,400	1,602,888

		258,700,491

Semiconductors & Semiconductor Equipment 2.1%
Altera Corp.	101,969	3,408,824
Analog Devices, Inc.	101,274	4,888,496
Applied Materials, Inc.	385,589	6,485,607
Atmel Corp. *	138,500	1,157,860
Avago Technologies Ltd.	80,000	4,371,200
Broadcom Corp., Class A	174,025	5,178,984
Cree, Inc. *	38,900	2,350,338
First Solar, Inc. *	20,000	1,011,600
Freescale Semiconductor Ltd. *	15,000	271,950
Intel Corp.	1,617,180	39,685,597
KLA-Tencor Corp.	46,538	2,860,691
Lam Research Corp. *	52,619	2,663,047
Linear Technology Corp.	77,466	3,450,336
LSI Corp.	191,598	2,113,326
Marvell Technology Group Ltd.	135,162	2,017,969
Maxim Integrated Products, Inc.	99,200	3,001,792
Microchip Technology, Inc.	65,366	2,932,319
Micron Technology, Inc. *	335,800	7,736,832
NVIDIA Corp.	187,299	2,940,594
ON Semiconductor Corp. *	152,900	1,278,244
Skyworks Solutions, Inc. *	63,900	1,932,975
Teradyne, Inc. *	62,600	1,177,506
Texas Instruments, Inc.	357,675	15,165,420
Xilinx, Inc.	85,805	3,983,068

		122,064,575

Software & Services 10.4%
Accenture plc, Class A	211,300	16,878,644
Activision Blizzard, Inc.	130,838	2,241,255
Adobe Systems, Inc. *	151,313	8,956,216
Akamai Technologies, Inc. *	61,009	2,908,909
Alliance Data Systems Corp. *	14,371	3,444,154
Amdocs Ltd.	51,600	2,232,216
ANSYS, Inc. *	31,400	2,465,842
AOL, Inc. *	27,400	1,262,592
Aspen Technology, Inc. *	30,500	1,389,885
Autodesk, Inc. *	77,072	3,949,940
Automatic Data Processing, Inc.	154,351	11,823,287
Broadridge Financial Solutions, Inc.	43,100	1,564,099
CA, Inc.	98,881	3,172,102
Cadence Design Systems, Inc. *	92,587	1,307,328
Citrix Systems, Inc. *	63,400	3,428,038
Cognizant Technology Solutions Corp., Class A *	100,566	9,746,857
CommVault Systems, Inc. *	14,800	1,022,236
Computer Sciences Corp.	40,931	2,472,642
Compuware Corp.	69,800	707,772
Concur Technologies, Inc. *	15,850	1,923,239
CoreLogic, Inc. *	31,900	1,016,015
CoStar Group, Inc. *	8,800	1,513,952
DST Systems, Inc.	11,380	1,035,580
eBay, Inc. *	378,670	20,145,244
Electronic Arts, Inc. *	98,381	2,597,258
Equinix, Inc. *	16,100	2,981,720
Facebook, Inc., Class A *	528,600	33,074,502
FactSet Research Systems, Inc.	12,900	1,364,433
Fidelity National Information Services, Inc.	95,308	4,832,116
Fiserv, Inc. *	78,378	4,393,087
FleetCor Technologies, Inc. *	21,400	2,275,248
Fortinet, Inc. *	44,600	945,520
Gartner, Inc. *	32,300	2,271,659
Genpact Ltd. *	44,550	756,014
Global Payments, Inc.	26,838	1,773,723
Google, Inc., Class A *	90,928	107,383,240

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
IAC/InterActiveCorp	27,930	1,956,217
Informatica Corp. *	36,200	1,461,032
International Business Machines Corp.	333,640	58,947,515
Intuit, Inc.	93,644	6,859,423
Jack Henry & Associates, Inc.	29,400	1,639,932
Leidos Holdings, Inc. (b)	23,475	1,064,357
LinkedIn Corp., Class A *	29,400	6,327,174
MasterCard, Inc., Class A	339,840	25,719,091
MAXIMUS, Inc.	22,400	949,088
MICROS Systems, Inc. *	27,200	1,510,416
Microsoft Corp.	2,455,838	92,953,468
NetSuite, Inc. *	7,600	799,368
NeuStar, Inc., Class A *	22,200	752,358
Nuance Communications, Inc. *	79,800	1,223,334
Oracle Corp.	1,155,210	42,627,249
Paychex, Inc.	109,628	4,584,643
PTC, Inc. *	39,700	1,416,496
Rackspace Hosting, Inc. *	35,200	1,281,632
Red Hat, Inc. *	65,583	3,705,440
Salesforce.com, Inc. *	175,240	10,607,277
Science Applications International Corp.	13,414	496,452
ServiceNow, Inc. *	32,400	2,055,132
Solarwinds, Inc. *	20,600	821,734
Solera Holdings, Inc.	24,100	1,610,603
Splunk, Inc. *	25,900	1,995,077
Symantec Corp.	226,489	4,849,130
Synopsys, Inc. *	48,700	1,941,182
Syntel, Inc. *	2,000	168,500
Teradata Corp. *	48,044	1,975,569
The Ultimate Software Group, Inc. *	8,900	1,452,747
The Western Union Co.	163,440	2,516,976
TIBCO Software, Inc. *	55,500	1,181,595
Total System Services, Inc.	55,100	1,646,388
Vantiv, Inc., Class A *	35,200	1,067,968
VeriFone Systems, Inc. *	35,800	1,038,558
Verisign, Inc. *	43,205	2,538,294
Visa, Inc., Class A	167,200	36,019,896
VMware, Inc., Class A *	28,900	2,605,046
WEX, Inc. *	13,100	1,078,916
Workday, Inc., Class A *	10,100	904,354
Yahoo! Inc. *	309,679	11,154,638

		616,760,829

Technology Hardware & Equipment 5.8%
3D Systems Corp. (b)*	30,149	2,343,482
Amphenol Corp., Class A	52,320	4,545,562
Apple, Inc.	293,230	146,790,938
Arrow Electronics, Inc. *	38,000	1,952,440
Aruba Networks, Inc. *	36,400	717,444
Avnet, Inc.	42,546	1,747,364
Brocade Communications Systems, Inc. *	154,700	1,444,898
Cisco Systems, Inc.	1,737,715	38,073,336
Corning, Inc.	461,963	7,950,383
Dolby Laboratories, Inc., Class A (b)*	17,400	713,226
EchoStar Corp., Class A *	13,254	623,336
EMC Corp.	679,124	16,461,966
F5 Networks, Inc. *	27,000	2,889,000
FEI Co.	12,500	1,171,500
FLIR Systems, Inc.	53,000	1,681,160
Harris Corp.	39,396	2,731,719
Hewlett-Packard Co.	619,668	17,970,372
Ingram Micro, Inc., Class A *	53,851	1,347,352
IPG Photonics Corp. (b)*	9,400	628,578
Jabil Circuit, Inc.	62,300	1,119,531
JDS Uniphase Corp. *	77,900	1,035,291
Juniper Networks, Inc. *	156,394	4,161,644
Motorola Solutions, Inc.	76,612	4,887,845
National Instruments Corp.	31,200	904,800
NCR Corp. *	53,544	1,884,213
NetApp, Inc.	107,600	4,555,784
Palo Alto Networks, Inc. *	10,700	636,115
QUALCOMM, Inc.	548,978	40,745,147
Riverbed Technology, Inc. *	52,200	1,029,384
SanDisk Corp.	73,458	5,109,004
Seagate Technology plc	100,337	5,303,814
TE Connectivity Ltd.	131,500	7,431,065
Trimble Navigation Ltd. *	84,000	2,715,720
Western Digital Corp.	65,512	5,645,169
Xerox Corp.	376,545	4,085,513

		343,034,095

Telecommunication Services 2.2%
AT&T, Inc.	1,720,677	57,332,958
CenturyLink, Inc.	196,511	5,671,308
Crown Castle International Corp. *	104,627	7,424,332
Frontier Communications Corp. (b)	338,406	1,590,508
Level 3 Communications, Inc. *	46,700	1,499,070
SBA Communications Corp., Class A *	41,300	3,830,575
Sprint Corp. *	249,064	2,059,759
T-Mobile US, Inc. *	69,900	2,136,843
Telephone & Data Systems, Inc.	30,811	832,513
tw telecom, Inc. *	50,800	1,496,568
United States Cellular Corp.	4,900	217,021
Verizon Communications, Inc.	934,057	44,853,417
Windstream Holdings, Inc. (b)	198,148	1,482,147

		130,427,019

Transportation 2.1%
Alaska Air Group, Inc.	24,200	1,913,494
AMERCO	2,000	445,460
American Airlines Group, Inc. *	53,200	1,784,860
Avis Budget Group, Inc. *	34,800	1,312,308
C.H. Robinson Worldwide, Inc.	51,948	3,041,036
CSX Corp.	317,226	8,536,552
Delta Air Lines, Inc.	278,000	8,509,580
Expeditors International of Washington, Inc.	67,198	2,745,710
FedEx Corp.	96,528	12,869,113
Genesee & Wyoming, Inc., Class A *	14,700	1,327,998
Hertz Global Holdings, Inc. *	142,100	3,697,442
J.B. Hunt Transport Services, Inc.	30,591	2,295,854
Kansas City Southern	37,600	3,970,184
Kirby Corp. *	18,900	1,886,031
Landstar System, Inc.	15,900	913,296

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Norfolk Southern Corp.	99,586	9,220,668
Old Dominion Freight Line, Inc. *	24,000	1,301,760
Ryder System, Inc.	16,964	1,207,667
Southwest Airlines Co.	205,788	4,311,259
Union Pacific Corp.	150,862	26,286,195
United Continental Holdings, Inc. *	112,582	5,160,759
United Parcel Service, Inc., Class B	234,035	22,287,153

		125,024,379

Utilities 3.2%
AGL Resources, Inc.	40,487	1,934,469
Alliant Energy Corp.	37,400	1,943,304
Ameren Corp.	78,585	2,973,656
American Electric Power Co., Inc.	153,071	7,471,396
American Water Works Co., Inc.	59,700	2,541,429
Aqua America, Inc.	58,917	1,411,062
Atmos Energy Corp.	30,718	1,474,771
Calpine Corp. *	98,100	1,861,938
CenterPoint Energy, Inc.	133,911	3,133,517
Cleco Corp.	20,600	1,006,516
CMS Energy Corp.	85,733	2,382,520
Consolidated Edison, Inc.	95,306	5,185,599
Dominion Resources, Inc.	189,108	12,842,324
DTE Energy Co.	57,597	3,929,267
Duke Energy Corp.	227,395	16,058,635
Edison International	105,954	5,102,745
Entergy Corp.	59,862	3,773,102
Exelon Corp.	281,219	8,155,351
FirstEnergy Corp.	136,391	4,294,953
Great Plains Energy, Inc.	52,000	1,283,360
Hawaiian Electric Industries, Inc.	32,648	849,501
IDACORP, Inc.	16,900	891,137
Integrys Energy Group, Inc.	26,455	1,437,565
ITC Holdings Corp.	17,400	1,800,900
MDU Resources Group, Inc.	64,217	2,057,513
National Fuel Gas Co.	28,047	2,113,622
NextEra Energy, Inc.	139,908	12,861,742
NiSource, Inc.	103,880	3,570,356
Northeast Utilities	101,312	4,437,466
NRG Energy, Inc.	108,030	3,008,636
OGE Energy Corp.	66,760	2,274,513
ONEOK, Inc.	66,824	4,576,776
Pepco Holdings, Inc.	76,274	1,482,004
PG&E Corp.	144,737	6,100,665
Piedmont Natural Gas Co., Inc.	24,500	808,990
Pinnacle West Capital Corp.	37,087	1,951,889
PPL Corp.	205,561	6,284,000
Public Service Enterprise Group, Inc.	164,472	5,483,496
Questar Corp.	60,420	1,408,994
SCANA Corp.	44,531	2,104,980
Sempra Energy	73,678	6,830,687
TECO Energy, Inc.	59,217	969,974
The AES Corp.	196,902	2,768,442
The Southern Co.	279,918	11,543,818
UGI Corp.	39,248	1,702,971
Vectren Corp.	27,800	1,015,256
Westar Energy, Inc.	39,800	1,320,166
Wisconsin Energy Corp.	71,936	3,069,509
Xcel Energy, Inc.	164,909	4,767,519

		188,253,001

Total Common Stock
(Cost $1,929,671,524)		5,902,478,881

Rights 0.0% of net assets

Health Care Equipment & Services 0.0%
Community Health Systems, Inc. CVR *	83,900	3,356

Total Rights
(Cost $5,454)		3,356

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	24,167,610	24,167,610

Total Other Investment Company
(Cost $24,167,610)		24,167,610

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.06%, 03/20/14 (c)(d)	2,500,000	2,499,812

Total Short-Term Investment
(Cost $2,499,804)		2,499,812

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.4% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	25,700,243	25,700,243

Total Collateral Invested for Securities on Loan
(Cost $25,700,243)		25,700,243

End of Collateral Invested for Securities on Loan

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

At 01/31/14, tax basis cost of the fund’s investments was $1,961,818,675 and the unrealized appreciation and depreciation were $3,998,803,368 and ($31,472,384), respectively, with a net unrealized appreciation of $3,967,330,984.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $27,693,105.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 01/31/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/21/14	270	23,984,100	109,509

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$5,902,478,881	$—	$—	$5,902,478,881
Rights[1]	3,356	—	—	3,356
Other Investment Company[1]	24,167,610	—	—	24,167,610
Short-Term Investment[1]	—	2,499,812	—	2,499,812

Total	$5,926,649,847	$2,499,812	$—	$5,929,149,659

Other Financial Instruments
Collateral Invested for Securities on Loan	$25,700,243	$—	$—	$25,700,243
Futures Contract[2]	109,509	—	—	109,509

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

On January 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46851JAN14

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Marie Chandoha

Marie Chandoha
Chief Executive Officer
Date: 3/17/2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha

Marie Chandoha
Chief Executive Officer
Date: 3/17/2014

By:	/s/ George Pereira

George Pereira
Principal Financial Officer
Date: 3/17/2014